Stock-based Compensation - Summary of fair value of options granted (Details) - $ / shares		3 Months Ended	12 Months Ended
		Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Time Based Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected terms (years)	[1]	5 years 9 months 21 days	6 years	5 years 9 months 10 days	5 years 10 months 2 days
Expected volatility	[2]	68.90%	68.80%	47.40%	34.00%
Risk-free interest rate	[3]	1.70%	0.98%
Expected dividend rate	[4]	0.00%	0.00%	0.00%	0.00%
Grant-date fair value		$ 3.2 [4]	$ 5.52	$ 1.12	$ 0.11
Time Based Options | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	[3]			0.29%	1.58%
Time Based Options | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	[3]			1.19%	2.54%
Performance Based Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	[2]		68.90%
Risk-free interest rate	[3]		1.31%
Expected dividend rate	[4]		0.00%
Grant-date fair value			$ 4.66
Performance Based Options | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected terms (years)	[1]		2 years 6 months
Performance Based Options | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected terms (years)	[1]		4 years 4 months 24 days

[1]	The expected term is the length of time the grant is expected to be outstanding before it is exercised or terminated. This number is calculated as the midpoint between the vesting term and the original contractual term (contractual period to exercise). If the option contains graded vesting, then the vesting term would be based on the vesting pattern.
[2]	Expected volatility, or the standard deviation of annualized returns, was calculated based on comparable companies’ reported volatilities.
[3]	Risk-free interest was obtained from US treasury notes for the expected terms noted as of the valuation date.
[4]	The Company has assumed a dividend yield of zero as it has no plans to declare dividends in the foreseeable future.